Changes in Stockholders Equity (Deficit) (Details Narrative) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized shares	1,000,000,000	1,000,000,000	1,000,000,000
Convertible note	$ 192,286	$ 309,637	$ 169,990
Series A Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0
Preferred stock, authorized shares	2,000,000	2,000,000	0
Series B Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0
Preferred stock, authorized shares	1,000,000	1,000,000	0